Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2021

VIPF2015-QTLY-0521
1.830292.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	76,932	$3,615,787
VIP Equity-Income Portfolio Initial Class (a)	148,278	3,746,997
VIP Growth & Income Portfolio Initial Class (a)	177,051	4,281,101
VIP Growth Portfolio Initial Class (a)	39,407	3,704,627
VIP Mid Cap Portfolio Initial Class (a)	24,448	1,047,602
VIP Value Portfolio Initial Class (a)	150,704	2,748,835
VIP Value Strategies Portfolio Initial Class (a)	85,004	1,344,756
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,549,051)		20,489,705

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Initial Class (a)	726,156	10,710,799
VIP Overseas Portfolio Initial Class (a)	439,799	11,513,934
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,208,521)		22,224,733

Bond Funds - 45.2%
Fidelity Inflation-Protected Bond Index Fund (a)	776,391	8,439,368
Fidelity Long-Term Treasury Bond Index Fund (a)	181,675	2,496,211
VIP High Income Portfolio Initial Class (a)	379,819	2,009,241
VIP Investment Grade Bond Portfolio Initial Class (a)	2,397,414	32,317,142
TOTAL BOND FUNDS
(Cost $42,756,364)		45,261,962

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $12,160,321)	12,160,321	12,160,321
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $76,674,257)		100,136,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,850)
NET ASSETS - 100%		$100,126,871

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,304,718	$888,970	$627,436	$296	$(1,520)	$(125,364)	$8,439,368
Fidelity Long-Term Treasury Bond Index Fund	2,282,752	743,041	176,483	12,111	(11,387)	(341,712)	2,496,211
VIP Contrafund Portfolio Initial Class	3,601,690	429,157	321,059	169,713	(2,324)	(91,677)	3,615,787
VIP Emerging Markets Portfolio Initial Class	10,582,173	1,236,258	1,114,459	414,097	153,282	(146,455)	10,710,799
VIP Equity-Income Portfolio Initial Class	3,801,195	445,168	708,931	124,775	53,089	156,476	3,746,997
VIP Government Money Market Portfolio Initial Class 0.01%	12,022,658	1,034,429	896,766	288	--	--	12,160,321
VIP Growth & Income Portfolio Initial Class	4,329,594	515,680	903,580	130,192	131,956	207,451	4,281,101
VIP Growth Portfolio Initial Class	3,669,953	673,362	315,251	431,019	90,465	(413,902)	3,704,627
VIP High Income Portfolio Initial Class	1,980,531	156,812	120,696	16,183	(556)	(6,850)	2,009,241
VIP Investment Grade Bond Portfolio Initial Class	31,821,686	4,181,347	2,300,984	463,837	(34,013)	(1,350,894)	32,317,142
VIP Mid Cap Portfolio Initial Class	1,049,803	68,918	177,907	3,946	34,838	71,950	1,047,602
VIP Overseas Portfolio Initial Class	11,481,288	1,368,082	1,177,110	344,522	38,001	(196,327)	11,513,934
VIP Value Portfolio Initial Class	2,780,278	222,690	632,677	6,694	168,668	209,876	2,748,835
VIP Value Strategies Portfolio Initial Class	1,360,234	92,411	320,348	2,212	100,131	112,328	1,344,756
Total	$99,068,553	$12,056,325	$9,793,687	$2,119,885	$720,630	$(1,915,100)	$100,136,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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